Stock-Based Compensation - Schedule of Time-Based RSU Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Forfeited (in shares)			(8,532)
Weighted-Average Grant Date Fair Value
Forfeited (in USD per share)			$ 29.30
Time-based RSUs
Number of Shares
Beginning Balance (in shares)	789,779	997,451	1,325,862
Granted (in shares)	213,388	377,804	415,737
Forfeited (in shares)	(61,848)	(106,570)	(72,505)
Vested (in shares)	(322,483)	(478,906)	(671,643)
Ending Balance (in shares)	618,836	789,779	997,451
Weighted-Average Grant Date Fair Value
Beginning Balance (in USD per share)	$ 26.16	$ 18.54	$ 13.46
Granted (in USD per share)	50.74	35.40	27.25
Forfeited (in USD per share)	36.75	31.35	17.80
Vested (in USD per share)	21.38	16.42	13.99
Ending Balance (in USD per share)	$ 36.07	$ 26.16	$ 18.54